Mineral Property Interest (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of mineral property interest
	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 7(a)(i))	(Note 7(a)(ii))	(Notes 7(b)(i))	(Note 7(b)(ii))	Total
Acquisition Costs:
Balance, December 31, 2023	$3,927	$-	$-	$-	$3,927
Acquisition	12	-	-	-	12
Foreign currency translation adjustment	(18)	-	-	-	(18)
Balance, December 31, 2024	3,921	-	-	-	$3,921

Deferred Exploration Expenditures:
Balance, December 31, 2023	23,581	-	-	-	23,581
Additions:
Exploration:
Assays and sampling	60	-	-	-	60
Community and social	233	-	-	-	233
Drilling	1,183	-	-	-	1,183
Environmental	1,339	-	-	-	1,339
Feasibility	1,310	-	-	-	1,310
Field, camp, supplies	535	-	-	-	535
General, administrative, sundry	46	-	-	-	46
Local labour	175	-	-	-	175
Machinery and equipment	62	-	-	-	62
Metallurgy	38	-	-	-	38
Recovery of taxes	(133)	-	-	-	(133)
Rental and storage	61	-	-	-	61
Salaries	698	-	-	-	698
Transportation	597	-	-	-	597
Utilities	4	-	-	-	4
Foreign currency translation adjustment	(2,410)	-	-	-	(2,410)
Balance December 31, 2024	27,379	-	-	-	27,379

Mineral property interest:
Balance, December 31, 2024	$31,300	$-	$-	$-	$31,300
	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 7(a)(i))	(Note 7(a)(ii))	(Notes 7(b)(i))	(Note 7(b)(ii))	Total
Acquisition Costs:
Balance, December 31, 2022	$3,910	$348	$655	$23	$4,936
Acquisition	12	-	-	-	12
Sale of investment	-	-	(655)	-	(655)
Foreign currency translation adjustment	5	-	-	-	5
Write off	-	(348)	-	(23)	(371)
Balance, December 31, 2023	3,927	-	-	-	3,927

Deferred Exploration Expenditures:
Balance, December 31, 2022	18,453	997	1,361	530	21,341
Additions:
Exploration:
Assays and sampling	22	-	-	-	22
Community and social	233	-	-	-	233
Drilling	9	-	-	-	9
Environmental	586	-	-	-	586
Feasibility	2,470	-	-	-	2,470
Field, camp, supplies	57	-	-	-	57
General, administrative, sundry	37	-	4	-	41
Legal	38	-	-	-	38
Local labour	16	-	-	-	16
Machinery and equipment	7	-	-	-	7
Metallurgy	318	-	-	-	318
Reclamation	1	-	-	-	1
Rental and storage	22	-	23	1	46
Royalties	11	-	35	-	46
Salaries	428	-	-	-	428
Surface taxes	-	-	-	17	17
Sustainability	16	-	-	-	16
Transportation	254	-	-	-	254
Utilities	5	-	3	-	8
Recoveries	-	-	(65)	(18)	(83)
Sale of investment	-	-	(1,361)	-	(1,361)
Impairment	-	(997)	-	(530)	(1,527)
Foreign currency translation adjustment	598	-	-	-	598
Balance December 31, 2023	23,581	-	-	-	23,581

Mineral property interest:
Balance, December 31, 2023	$27,508	$-	$-	$-	$27,508

Schedule of agreement with getchell
			US$ equivalent in
	Cash		Getchell Shares

At signing of agreement	$100	(received in 2020)	$100	(received in 2020 with fair value of $104,600)
1st anniversary	100	(received in 2020)	200	(received in 2020 with fair value of $208,400)
2nd anniversary	100	(received in 2021)	300	(received in 2021 with fair value of $259,000)
3rd anniversary	100	(received in 2022)	400	(received in 2022 with fair value of $376,000)
4th anniversary	1,600	(received in 2023)	1,000	(received in 2023 with fair value of $1,192,000)
	$2,000		$2,000

Schedule of expenditure options
	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 7(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Windfall Hills (Note 7(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-

	$1,000	$500	$-	150,000